UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GoldenTree Asset Management, LP
Address: 300 Park Avenue
         20th Floor
         New York, NY  10022

13F File Number:  028-10632

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Barry Ritholz
Title:     General Counsel
Phone:     (212) 847-3420

Signature, Place, and Date of Signing:

     /s/ Barry Ritholz     New York, NY     April 22, 2005


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     26

Form13F Information Table Value Total:     $246,244 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ANADARKO PETE CORP             COM              032511107     9436   124000 SH       SOLE                   124000        0        0
AUTOLIV INC                    COM              052800109     8320   174600 SH       SOLE                   174600        0        0
BIOGEN IDEC INC                COM              09062X103     3278    95000 SH       SOLE                    95000        0        0
BORG WARNER INC                COM              099724106     8777   180300 SH       SOLE                   180300        0        0
CHARTER COMMUNICATIONS INC D   CL A             16117M107     5178  3236200 SH       SOLE                  3236200        0        0
CLEAR CHANNEL COMMUNICATIONS   COM              184502102    11254   326500 SH       SOLE                   326500        0        0
ECHOSTAR COMMUNICATIONS NEW    CL A             278762109    10910   373000 SH       SOLE                   373000        0        0
FEDERAL NATL MTG ASSN          COM              313586109     9039   166000 SH       SOLE                   166000        0        0
FIDELITY NATL FINL INC         COM              316326107     5139   156000 SH       SOLE                   156000        0        0
FREESCALE SEMICONDUCTOR INC    COM CL A         35687M107    17064  1006700 SH       SOLE                  1006700        0        0
HEARST-ARGYLE TELEVISION INC   COM              422317107     8402   329500 SH       SOLE                   329500        0        0
HUNTSMAN CORP                  COM              447011107     6250   268000 SH       SOLE                   268000        0        0
INSIGHT COMMUNICATIONS INC     CL A             45768V108     4091   345250 SH       SOLE                   345250        0        0
JETBLUE AWYS CORP              COM              477143101     6674   350500 SH       SOLE                   350500        0        0
LOUISIANA PAC CORP             COM              546347105     7132   283700 SH       SOLE                   283700        0        0
MAGNA INTL INC                 CL A             559222401     5218    78000 SH       SOLE                    78000        0        0
MOBILE TELESYSTEMS OJSC        SPONSORED ADR    607409109    16824   479000 SH       SOLE                   479000        0        0
MORGAN STANLEY                 COM NEW          617446448     4368    76300 SH       SOLE                    76300        0        0
NEWS CORP                      CL A             65248E104     6091   360000 SH       SOLE                   360000        0        0
NEXTEL COMMUNICATIONS INC      CL A             65332V103    15784   555370 SH       SOLE                   555370        0        0
NTL INC DEL                    COM              62940M104    36190   568844 SH       SOLE                   568844        0        0
SOUTHWEST AIRLS CO             COM              844741108     5606   393700 SH       SOLE                   393700        0        0
SPRINT CORP                    COM FON          852061100     3981   175000 SH       SOLE                   175000        0        0
TELEWEST GLOBAL INC            COM              87956T107    19192  1078803 SH       SOLE                  1078803        0        0
TV AZTECA S A DE C V           SPONSORED ADR    901145102     5504   636800 SH       SOLE                   636800        0        0
VIACOM INC                     CL B             925524308     6542   187824 SH       SOLE                   187824        0        0